Business combination - Provisional fair value of identified net assets and goodwill recognised (Details) - Eneti Inc € in Thousands	Dec. 19, 2023 EUR (€)
Business combination
Right-of-use assets	€ 1,033
Trade and other receivables	29,408
Inventories	147
Prepayments	3,821
Cash and cash equivalents	106,056
Total assets	581,989
Provisions	6,987
Deferred tax liabilities	10,315
Trade and other payables	40,271
Lease liabilities	1,300
Deferred charter hire income	1,937
Current income tax liabilities	1,217
Total liabilities	62,027
Total identifiable net assets at fair value	519,962
Goodwill arising on acquisition	16,919
Purchase price transferred	536,881
Consideration paid in shares	441,228
Net cash purchase price	(10,403)
Vessel under construction
Business combination
Property, plant and equipment	144,219
Vessels dry docks
Business combination
Property, plant and equipment	296,707
Other fixtures and fittings
Business combination
Property, plant and equipment	€ 598